CONDENSED BALANCE SHEET (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 817,921	$ 354,760	$ 581,010	$ 118,167
Short-term investments	62,559	455,184
Prepayments and other current assets	60,265	30,161
Total current assets	1,514,738	1,179,891
Non-current assets:
Property and equipment, net	326,504	217,105
Long-term investments	244,678	121,292
Other non-current assets	10,852	16,556
Total non-current assets	780,588	564,348
Total assets	2,295,326	1,744,239
Current liabilities:
Accrued expenses and other liabilities	361,593	221,901
Total current liabilities	1,075,969	500,139
Non-current liabilities:
Convertible senior notes	287,887	400,000
Total non-current liabilities	364,830	611,411
Total liabilities	$ 1,440,799	$ 1,111,550
Commitments and contingencies
Shareholders' equity:
Additional paid-in capital	$ 478,391	$ 101,072
Accumulated other comprehensive income (loss)	(10,364)	49,566
Retained earnings	373,505	471,352
Total shareholders' equity	853,766	632,609
Total liabilities and shareholders' equity	2,295,326	1,744,239
Common Class A [Member]
Shareholders' equity:
Ordinary Shares, Value	9,110	7,495
Common Class B [Member]
Shareholders' equity:
Ordinary Shares, Value	3,124	3,124
Parent Company [Member]
Current assets:
Cash and cash equivalents	427,156	20,374	$ 238,947	$ 10,416
Prepayments and other current assets	980	$ 714
Amounts due from subsidiaries	21,743
Total current assets	449,879	$ 21,088
Non-current assets:
Property and equipment, net	26
Long-term investments	46,364	$ 59,035
Other non-current assets	3,182	6,434
Investment in subsidiaries, PRC Domestic Entities and PRC Domestic Entities' subsidiaries	1,044,567	1,079,628
Total non-current assets	1,094,139	1,145,097
Total assets	1,544,018	1,166,185
Current liabilities:
Accrued expenses and other liabilities	$ 2,365	435
Amounts due to subsidiaries and PRC Domestic Entities		$ 133,141
Convertible senior notes	$ 400,000
Total current liabilities	402,365	$ 133,576
Non-current liabilities:
Convertible senior notes	287,887	400,000
Total non-current liabilities	287,887	400,000
Total liabilities	$ 690,252	$ 533,576
Commitments and contingencies
Shareholders' equity:
Additional paid-in capital	$ 478,391	$ 101,072
Accumulated other comprehensive income (loss)	(10,364)	49,566
Retained earnings	373,505	471,352
Total shareholders' equity	853,766	632,609
Total liabilities and shareholders' equity	1,544,018	1,166,185
Parent Company [Member] | Common Class A [Member]
Shareholders' equity:
Ordinary Shares, Value	9,110	7,495
Parent Company [Member] | Common Class B [Member]
Shareholders' equity:
Ordinary Shares, Value	$ 3,124	$ 3,124